OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Other Payables and Accrued Expenses

	December 31,
	2016	2015

Accrued expenses	$2,255	$1,758
Accrued taxes	416	473
Foreign currency derivative contracts	193	163
Advances from customers	23	1,103
Contingent consideration	-	1,949
Others	270	264

	$3,157	$5,710